Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2025
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

7. FOREIGN EXCHANGE (GAIN) LOSS, NET

For the years ended December 31,	2025	2024
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt	(312)	442
Other	(112)	108
Unrealized Foreign Exchange (Gain) Loss	(424)	550
Realized Foreign Exchange (Gain) Loss	63	(88)
	(361)	462